Provisions - Contingent liabilities with possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income tax and social contribution
Contingent liabilities with possible losses
Total	R$ 29,963	R$ 63,805
COFINS
Contingent liabilities with possible losses
Principal	52,272	45,252
COFINS | Infraction Notice
Contingent liabilities with possible losses
Principal	17,896	17,896
COFINS | Action for the annulment of a tax debt
Contingent liabilities with possible losses
Principal	29,626	21,239
COFINS | Collection Letter
Contingent liabilities with possible losses
Principal	1,254	1,254
COFINS | Clearing Statement
Contingent liabilities with possible losses
Principal	R$ 3,496	R$ 4,863